Financial Assets Held-for-Trading (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets held for trading [text block] [Abstract]
Schedule of financial assets held-for-trading
	2020	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Central Bank bonds	3,186	1,145
Central Bank promissory notes	4,006,490	3,295,955
Other instruments issued by the Chilean Government and Central Bank	149,616	175,022

Other instruments issued in Chile
Bonds from other domestic companies	5,396	—
Bonds from domestic banks	5,494	51,484
Deposits in domestic banks	93,905	214,336
Other instruments issued in Chile	1,003	3,062

Instruments issued by foreign institutions
Other instruments issued abroad	164	—

Mutual fund investments
Funds managed by related companies	400,902	135,691
Funds managed by third-party	—	—
Total	4,666,156	3,876,695